SP Funds Dow Jones Global Sukuk ETF

Schedule of Investments at August 31, 2022 (Unaudited)

	Principal Amount	Value
Corporate Sukuk - 45.2%
Airlines - 0.9%
Unity 1 Sukuk Ltd.
2.394% , 11/03/2025	$500,000	$479,415

Banks - 15.8%
AHB Sukuk Co. Ltd.
4.375% , 09/19/2023	200,000	200,928
AUB Sukuk Ltd.
2.615% , 09/09/2026	400,000	364,906
Boubyan Sukuk Ltd.
2.593% , 02/18/2025	400,000	386,866
3.389% , 03/29/2027	400,000	392,370
DIB Sukuk Ltd.
2.950% , 02/20/2025	400,000	389,884
2.950% , 01/16/2026	600,000	581,150
1.959% , 06/22/2026	600,000	559,762
2.740% , 02/16/2027	400,000	381,687
EI Sukuk Co. Ltd.
1.827% , 09/23/2025	400,000	377,381
2.082% , 11/02/2026	400,000	374,399
FAB Sukuk Co. Ltd.
3.875% , 01/22/2024	600,000	600,339
2.500% , 01/21/2025	400,000	387,821
1.411% , 01/14/2026	400,000	369,143
2.591% , 03/02/2027	200,000	191,126
MAR Sukuk Ltd.
3.025% , 11/13/2024	200,000	196,068
2.210% , 09/02/2025	400,000	379,871
QIB Sukuk Ltd.
3.982% , 03/26/2024	400,000	400,734
4.213% (3 Month LIBOR USD + 1.350%), 02/07/2025 (1)	400,000	400,716
1.950% , 10/27/2025	400,000	376,548
QIIB Senior Sukuk Ltd.
4.264% , 03/05/2024	400,000	401,964
SIB Sukuk Co. III Ltd.
2.850% , 06/23/2025	400,000	386,964
SNB Sukuk Ltd.
2.342% , 01/19/2027	400,000	376,016
Warba Sukuk Ltd.
2.982% , 09/24/2024	200,000	197,134
		8,673,777
Chemicals - 0.4%
Equate Sukuk SPC Ltd.
3.944% , 02/21/2024	200,000	199,000

Commercial Services - 2.9%
D.P. World Crescent Ltd.
4.848% , 09/26/2028	600,000	611,151
3.875% , 07/18/2029	600,000	580,227
3.750% , 01/30/2030	400,000	383,472
		1,574,850
Diversified Financial Services - 0.7%
DAE Sukuk Difc Ltd.
3.750% , 02/15/2026	400,000	381,632

Electric - 8.7%
Saudi Electricity Global Sukuk Co. 2
5.060% , 04/08/2043	600,000	602,330
Saudi Electricity Global Sukuk Co. 3
4.000% , 04/08/2024	800,000	802,548
5.500% , 04/08/2044	600,000	624,056
Saudi Electricity Global Sukuk Co. 4
4.222% , 01/27/2024	400,000	401,756
4.723% , 09/27/2028	600,000	631,426
Saudi Electricity Global Sukuk Co. 5
1.740% , 09/17/2025	400,000	376,455
2.413% , 09/17/2030	400,000	359,256
Tabreed Sukuk SPC Ltd.
5.500% , 10/31/2025	200,000	209,158
TNB Global Ventures Capital Bhd.
3.244% , 10/19/2026	400,000	382,336
4.851% , 11/01/2028	400,000	403,327
		4,792,648
Food - 0.7%
Almarai Sukuk Ltd.
4.311% , 03/05/2024	400,000	401,086

Investment Companies - 0.4%
Senaat Sukuk Ltd.
4.760% , 12/05/2025	200,000	204,775

Oil & Gas - 5.0%
SA Global Sukuk Ltd.
0.946% , 06/17/2024	600,000	568,281
1.602% , 06/17/2026	1,000,000	919,527
2.694% , 06/17/2031	1,400,000	1,275,809
		2,763,617
Real Estate - 7.9%
Aldar Sukuk Ltd.
4.750% , 09/29/2025	400,000	406,376
Aldar Sukuk No. 2 Ltd.
3.875% , 10/22/2029	400,000	386,000
DIFC Sukuk Ltd.
4.325% , 11/12/2024	400,000	401,000
Emaar Sukuk Ltd.
3.635% , 09/15/2026	400,000	390,125
3.875% , 09/17/2029	400,000	387,702
3.700% , 07/06/2031	400,000	382,750
EMG Sukuk Ltd.
4.564% , 06/18/2024	400,000	401,000
ESIC Sukuk Ltd.
3.939% , 07/30/2024	400,000	394,423
MAF Sukuk Ltd.
4.500% , 11/03/2025	400,000	403,362
4.638% , 05/14/2029	400,000	404,981
3.933% , 02/28/2030	400,000	390,750
		4,348,469
Telecommunications - 1.8%
Axiata SPV2 Bhd.
4.357% , 03/24/2026	200,000	200,918
2.163% , 08/19/2030	200,000	169,778
Saudi Telecom Co.
3.890% , 05/13/2029	600,000	603,816
		773,594
Total Corporate Sukuk
(Cost $26,200,177)		24,592,863

Foreign Government Sukuk - 51.1%
Multi-National - 10.8%
ICDPS Sukuk Ltd.
1.810% , 10/15/2025	200,000	187,130
IDB Trust Services Ltd.
3.389% , 09/26/2023	600,000	599,379
2.843% , 04/25/2024	800,000	788,184
1.957% , 10/02/2024	800,000	771,800
1.809% , 02/26/2025	1,000,000	953,760
0.908% , 06/25/2025	800,000	742,968
IDB Trust Services 2
3.213% , 04/28/2027	800,000	781,952
Isdb Trust Services NO 2 SARL
1.262% , 03/31/2026	1,200,000	1,098,396
		5,923,569
Sovereign - 40.3%
Hong Kong Sukuk 2017 Ltd.
3.132% , 02/28/2027	600,000	586,254
KSA Sukuk Ltd.
3.628% , 04/20/2027	2,400,000	2,409,387
4.303% , 01/19/2029	1,200,000	1,242,294
2.969% , 10/29/2029	1,200,000	1,150,861
2.250% , 05/17/2031	1,000,000	895,563
Malaysia Sovereign Sukuk Bhd.
3.043% , 04/22/2025	400,000	392,485
4.236% , 04/22/2045	100,000	100,343
Malaysia Sukuk Global Bhd.
3.179% , 04/27/2026	600,000	591,460
4.080% , 04/27/2046	200,000	198,466
Malaysia Wakala Sukuk Bhd
2.070% , 04/28/2031	400,000	357,884
3.075% , 04/28/2051	200,000	167,382
Perusahaan Penerbit SBSN Indonesia III
3.900% , 08/20/2024	400,000	402,070
4.350% , 09/10/2024	800,000	810,400
4.325% , 05/28/2025	1,100,000	1,116,973
2.300% , 06/23/2025	400,000	384,000
4.550% , 03/29/2026	1,000,000	1,022,640
1.500% , 06/09/2026	600,000	550,597
4.150% , 03/29/2027	1,000,000	1,004,200
4.400% , 06/06/2027	1,000,000	1,011,883
4.400% , 03/01/2028	1,000,000	1,011,250
4.450% , 02/20/2029	700,000	711,375
2.800% , 06/23/2030	600,000	541,566
2.550% , 06/09/2031	600,000	534,150
4.700% , 06/06/2032	800,000	824,394
3.800% , 06/23/2050	400,000	330,893
3.550% , 06/09/2051	400,000	320,006
RAK Capital
3.094% , 03/31/2025	400,000	394,500
Sharjah Sukuk Ltd.
3.764% , 09/17/2024	400,000	393,467
Sharjah Sukuk Program Ltd.
3.854% , 04/03/2026	600,000	581,200
2.942% , 06/10/2027	600,000	550,489
4.226% , 03/14/2028	600,000	572,610
3.234% , 10/23/2029	640,000	565,813
3.200% , 07/13/2031	400,000	339,507
		22,066,362
Total Foreign Government Sukuk
(Cost $29,876,692)		27,989,931

Total Investments in Securities - 96.3%
(Cost $56,076,869)		52,582,794
Other Assets in Excess of Liabilities - 3.7%		2,246,209
Total Net Assets - 100.0%		$54,829,003

LIBOR	London Interbank Offered Rate
(1)	Variable rate security; rate shown is the rate in effect on August 31, 2022. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.

		Percentage
		of Total
Portfolio Diversification	Value	Investments
United Arab Emirates	$15,595,469	29.5%
Saudi Arabia	13,640,467	25.8
Indonesia	10,576,397	20.0
Jersey	4,638,043	8.8
Malaysia	2,964,379	5.6
Qatar	2,155,901	4.1
Luxembourg	1,098,396	2.1
Kuwait	976,370	1.9
Hong Kong	586,254	1.1
Bahrain	364,906	0.7
Cayman Islands	187,130	0.4
Total	$52,783,712	100.0%

Summary of Fair Value Exposure at August 31, 2022 (Unaudited)

The SP Funds Dow Jones Global Sukuk ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Sukuk (1)	$–	$24,592,863	$–	$24,592,863
Foreign Government Sukuk (2)	–	27,989,931	–	27,989,931
Total Investments in Securities	$–	$52,582,794	$–	$52,582,794

(1) See Schedule of Investments for the industry breakout.
(2) See Schedule of Investments for the security type breakout.